AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 99.3%
Communication Services - 6.0%
Altice USA, Inc., Class A*	870,500	$22,633,000
IAC/InteractiveCorp.*	183,700	22,003,586
Pinterest, Inc., Class A*	806,700	33,486,117
Zynga, Inc., Class A*	3,895,100	35,523,312

Total Communication Services		113,646,015
Consumer Discretionary - 10.9%
Aptiv PLC (Ireland)	152,600	13,990,368
Brunswick Corp.	366,300	21,578,733
Burlington Stores, Inc.*	137,525	28,342,527
CarMax, Inc.*	193,100	17,747,821
Domino's Pizza, Inc.	74,800	31,810,944
Lululemon Athletica, Inc. (Canada)*	76,650	25,246,211
O'Reilly Automotive, Inc.*	72,300	33,336,084
Pool Corp.	41,900	14,017,226
Tractor Supply Co.	131,500	18,849,210

Total Consumer Discretionary		204,919,124
Consumer Staples - 0.9%
Lamb Weston Holdings, Inc.	266,300	17,647,701
Financials - 7.5%
Apollo Global Management, Inc.	390,700	17,483,825
Discover Financial Services	342,200	19,772,316
The Progressive Corp.	421,200	39,875,004
RenaissanceRe Holdings, Ltd. (Bermuda)	379,300	64,382,382

Total Financials		141,513,527
Health Care - 17.7%
AmerisourceBergen Corp.	278,100	26,953,452
Ascendis Pharma A/S, ADR (Denmark)*	164,400	25,370,208
Bluebird Bio, Inc.*,1	216,000	11,653,200
Blueprint Medicines Corp.*	108,200	10,030,140
Catalent, Inc.*	304,700	26,100,602
Centene Corp.*	545,300	31,807,349
Charles River Laboratories International, Inc.*	166,800	37,771,860
Chemed Corp.	47,400	22,768,590
Encompass Health Corp.	324,800	21,105,504
Immunomedics, Inc.*,1	484,000	41,154,520
PRA Health Sciences, Inc.*	151,000	15,317,440
Royalty Pharma PLC, Class A1	374,800	15,767,836
Seattle Genetics, Inc.*	144,200	28,218,498
STERIS PLC	104,300	18,376,617

Total Health Care		332,395,816
	Shares	Value
Industrials - 13.7%
AMETEK, Inc.	220,900	$21,957,460
Carlisle Cos., Inc.	170,500	20,864,085
Cintas Corp.	58,000	19,304,140
Copart, Inc.*	209,700	22,052,052
CoStar Group, Inc.*	49,700	42,170,947
IHS Markit, Ltd. (United Kingdom)	204,100	16,023,891
L3Harris Technologies, Inc.	149,550	25,399,572
TransUnion	341,000	28,688,330
Verisk Analytics, Inc.	131,700	24,405,327
Waste Connections, Inc.	359,400	37,305,720

Total Industrials		258,171,524
Information Technology - 36.6%
Amphenol Corp., Class A	140,600	15,222,762
Atlassian Corp. PLC, Class A (Australia)*	98,000	17,815,420
Avalara, Inc.*	206,900	26,346,646
Bill.com Holdings, Inc.*	115,600	11,595,836
Booz Allen Hamilton Holding Corp.	416,500	34,561,170
Coupa Software, Inc.*,1	95,400	26,162,496
Crowdstrike Holdings, Inc., Class A*	345,850	47,492,122
CyberArk Software, Ltd. (Israel)*	170,600	17,643,452
Elastic, N.V.*	227,475	24,542,278
Entegris, Inc.	310,300	23,067,702
FleetCor Technologies, Inc.*	75,800	18,047,980
Gartner, Inc.*	192,300	24,027,885
Genpact, Ltd.	361,400	14,076,530
Global Payments, Inc.	279,600	49,651,368
Jack Henry & Associates, Inc.	87,600	14,242,884
Keysight Technologies, Inc.*	215,500	21,287,090
Lam Research Corp.	107,900	35,795,825
Marvell Technology Group, Ltd.	567,500	22,529,750
Microchip Technology, Inc.[1]	226,300	23,254,588
Monolithic Power Systems, Inc.	64,500	18,034,845
New Relic, Inc.*	271,200	15,284,832
Nice, Ltd., Sponsored ADR (Israel)*	111,800	25,381,954
Palantir Technologies, Inc., Class A*	945,000	8,977,500
SolarEdge Technologies, Inc. (Israel)*,1	42,500	10,129,875
SS&C Technologies Holdings, Inc.	436,100	26,392,772
Synopsys, Inc.*	120,300	25,741,794
Twilio, Inc., Class A*	211,800	52,333,662
Tyler Technologies, Inc.*	9,215	3,211,980
Unity Software, Inc.*,1	48,200	4,206,896

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 36.6% (continued)
Zendesk, Inc.*,1	311,450	$32,054,434

Total Information Technology		689,114,328
Materials - 3.3%
FMC Corp.	197,300	20,896,043
Martin Marietta Materials, Inc.	81,600	19,205,376
RPM International, Inc.	260,025	21,540,471

Total Materials		61,641,890
Real Estate - 2.7%
SBA Communications Corp., REIT	160,000	50,956,800

Total Common Stocks (Cost $1,175,627,802)		1,870,006,725

	Principal Amount
Short-Term Investments - 1.3%
Joint Repurchase Agreements - 0.3%[2]
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,099,229 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $1,121,212)	$1,099,227	1,099,227
HSBC Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,099,229 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.000%, 11/01/26 - 08/01/50, totaling $1,121,212)	1,099,227	1,099,227
JP Morgan Securities LLC, dated 09/30/20, due 10/01/20, 0.060% total to be received $231,411 (collateralized by various U.S. Treasuries, 0.000% - 1.750%, 11/19/20 - 08/31/24, totaling $236,039)	231,411	231,411
	Principal Amount	Value

MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,099,229 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $1,121,212)	$1,099,227	$1,099,227
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $1,099,229 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $1,121,212)	1,099,227	1,099,227

Total Joint Repurchase Agreements		4,628,319

	Shares
Other Investment Companies - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[3]	6,298,529	6,298,529
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[3]	6,298,529	6,298,529
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[3]	6,489,394	6,489,394

Total Other Investment Companies		19,086,452

Total Short-Term Investments (Cost $23,714,771)		23,714,771
Total Investments - 100.6% (Cost $1,199,342,573)		1,893,721,496
Other Assets, less Liabilities - (0.6)%		(11,624,015)
Net Assets - 100.0%		$1,882,097,481

*	Non-income producing security.
[1]	Some of these securities, amounting to $68,279,754 or 3.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,870,006,725	—	—	$1,870,006,725
Short-Term Investments
Joint Repurchase Agreements	—	$4,628,319	—	4,628,319
Other Investment Companies	19,086,452	—	—	19,086,452
Total Investments in Securities	$1,889,093,177	$4,628,319	—	$1,893,721,496

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$68,279,754	$4,628,319	$65,716,287	$70,344,606
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.